Supplementary Cash Flow Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Supplementary Cash Flow Information [Abstract]
Accounts receivable and other receivables	$ 22,849	$ 9,514
Unbilled revenues	(17,821)	844
Tax credits receivable	(1,293)	702
Prepaids	(1,615)	(1,222)
Other assets	286	940
Accounts payable and accrued liabilities	(12,969)	1,150
Deferred revenues	(411)	(1,707)
Net change in non-cash working capital items	(10,974)	10,221
Additions	802	$ 965
Working Capital Adjustment Settled In Cash	$ 632